Consolidated statements of comprehensive income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[3]
Statement of comprehensive income [abstract]
Net income		€ 2,837	€ 4,410	[1]	€ 8,537	[1],[2]
Attributable to equity holders of Sanofi		2,806	4,306	[1]	8,416	[1]
Attributable to non-controlling interests		31	104	[1]	121	[1]
Other comprehensive income:
Actuarial gains/(losses)		(382)	201		(28)
Change in fair value of equity instruments included in financial assets	[4]	106	(537)		0
Tax effects		113	31		(90)
Items not subsequently reclassifiable to profit or loss		(163)	(305)		(118)
Change in fair value of available-for-sale financial assets	[4]	0	0		838
Change in fair value of debt instruments included in financial assets	[4]	28	(4)		0
Change in fair value of cash flow hedges		(13)	3		(24)
Change in currency translation differences		751	1,194		(3,239)
Tax effects		47	71		(137)
Items subsequently reclassifiable to profit or loss		813	1,264		(2,562)
Other comprehensive income for the period, net of taxes		650	959		(2,680)
Comprehensive income		3,487	5,369		5,857
Comprehensive income, attributable to equity holders of Sanofi		3,457	5,269		5,751
Comprehensive income, attributable to non-controlling interests		€ 30	€ 100		€ 106

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[3]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[4]	Following the application of IFRS 9 as of January 1st, 2018, the effects of changes in fair value of financial instruments that for 2017 are presented in the single line item Change in fair value of available-for-sale financial assets are from 2018 presented in two separate line items: Change in fair value of equity instruments included in financial assets and Change in fair value of debt instruments included in financial assets.